Income Taxes (Net Operating Loss Carryforwards) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
Operating Loss Carryforwards	$ 402	$ 521
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
State
Operating Loss Carryforwards	$ 1,197	$ 1,577
Operating Loss Carryforwards Earliest Expiration Date	2020
Operating Loss Carryforwards Latest Expiration Date	2039